Other employee benefits (Schedule of changes in fair value of assets of other employee benefits plan) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Employee Benefits [Line Items]
Employer contributions	$ 2,537	$ 2,448
Benefits paid	(2,537)	(2,448)
Plan assets, at fair value	$ 0	$ 0